Cash, Cash Equivalents and Investments (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Summary of Cash, Cash Equivalents and Investments
A summary of the cash equivalents and investments as of December 31, 2014 is as follows:

Cash Equivalents:	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Money market funds	$17,865	$—	$—	$17,865
Certificates of deposit	1,456	—	—	1,456
	$19,321	$—	$—	$19,321

Investments:	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government agency bonds	$7,508	$—	$(6)	$7,502
Corporate bonds and commercial paper	6,200	—	(8)	6,192
Certificates of deposit	7,262	—	—	7,262
	$20,970	$—	$(14)	$20,956

Investments Classified by Contractual Maturity Date
The following table summarizes the estimated fair value of the Company's investments, designated as available-for-sale and classified by the contractual maturity date of the investments as of the dates shown:

	December 31,
	2014	2013
Due within one year or less	$9,095	$—
Due after one year through five years	11,861	—
Total	$20,956	$—

Schedule of Fair Values and Gross Unrealized Losses for Available-for-sale Securities
The following table shows the fair values and the gross unrealized losses of these available-for-sale investments aggregated by investment category as of as of December 31, 2014:

	Fair Value	Gross Unrealized Loss
U.S. government agency bonds	$7,508	$(6)
Corporate bonds and commercial paper	6,200	(8)
Total	$13,708	$(14)